CONVERTIBLE DEBENTURES (Details) - Convertible Debenture	Oct. 31, 2015 USD ($)
CONVERTIBLE DEBENTURES (Details) - Convertible Debenture [Line Items]
Proceeds attributable to the Convertible Debenture due November 2016	$ 1,414,064
Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) - Convertible Debenture [Line Items]
Face value of Convertible Debenture due November 2016	3,500,000
Fair value of embedded conversion feature	1,570,000
Relative fair value of Convertible Debenture Warrant	515,936
Discount	$ 2,085,936